Year 2000

The services provided to the Trust by the Owner Trustee, the Bond Trustee and the Servicer, as well as the ability of the colleges and universities to repay their loans owned by the Trust, depend on the smooth functioning of their computer systems and those of their outside service providers. Computer software systems in use today may not be able to distinguish the Year 2000 from the Year 1900 because of the way dates are encoded and calculated.

The failure of any computer system used by key service providers to the Trust to properly distinguish the Year 2000 could impact the ability of the Trust to receive and process loan payments, receive or remit funds or invest its funds, among other services which it obtains from its service providers. The failure of any computer system used by significant borrowers could impact their ability to make loans payments in accordance with the terms of their loan documents. The Trust cannot control the Year 2000 compliance programs of its key service providers or significant borrowers.

The Trust will continue to evaluate the reports received periodically from its key service providers to monitor any compliance issues. In the event the Trust receives information that indicates there is a material potential for not receiving compliant services from these providers, the Trust intends to develop appropriate contingency plans. At this time there can be no assurance that there will be no adverse impact on the Trust. The obligation to make any necessary adaptations to their computer systems is the responsibility of the service provider that maintains the system. The Trust does not expect to incur any material expense in that regard.

The Trust will continue to evaluate the reports received periodically from various significant borrowers. The Trust has received no information from any significant borrowers of any prospective inability to make the loan payments due the Trust on account of Year 2000 compliance issues. The Trust can give no assurances that the ability of the colleges and universities to repay the loans owned by the Trust will not be affected by Year 2000 issues. In the event loan payments are not received in a timely manner, payment to certificateholders and/or bondholders may be impaired

                               College and University
                               Facility Loan Trust Two









                                Financial Statements
                                November 30, 1999

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To State Street Bank and Trust Company,  Owner Trustee of
College and University Facility Loan Trust Two:

We have audited the accompanying balance sheet of College and University Facility Loan Trust Two (a Massachusetts business trust), including the schedule of investments, as of November 30, 1999, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected financial highlights. Our procedures included confirmation of the Loans and Investments as of November 30, 1999 by correspondence with GMAC Commercial Mortgage Corporation and Morgan Guaranty Trust Company, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 1999, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                                   /s/ Arthur Andersen, LLP

Boston, Massachusetts
January 5, 2000

                                                          College and University
                                                         Facility Loan Trust Two

                                                                   Balance Sheet

=====================================================================================================

November 30,                                                                                    1999
-----------------------------------------------------------------------------------------------------
Assets

Investments, at amortized cost, net of allowance for loan losses of
  $1,132,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)                     $ 155,023,461
Cash                                                                                          47,987
Interest receivable                                                                        1,460,676
Deferred bond issuance costs (Note 2)                                                        600,399
-----------------------------------------------------------------------------------------------------

     Total assets                                                                        157,132,523
=====================================================================================================


Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)                               134,169,298
Interest payable (Note 3)                                                                  3,460,761
Accrued expenses and other liabilities                                                       181,577
Class A dividends payable (Note 5)                                                            26,845
Payable for redemption of Class A Preferred certificates (Note 5)                            393,335
Distribution payable to Class B certificateholders (Note 5)                                1,175,906
-----------------------------------------------------------------------------------------------------

     Total liabilities                                                                   139,407,722
-----------------------------------------------------------------------------------------------------

Net Assets

Class B certificates, par value $1 - authorized, issued
  and outstanding - 1,763,800 certificates (Note 5)                                        1,763,800
Distributions in excess of tax earnings (Notes 2 and 5)                                   (4,896,672)
Paid-in capital (Note 2)                                                                  20,857,673
-----------------------------------------------------------------------------------------------------

     Total net assets applicable to Class B certificateholders                            17,724,801
-----------------------------------------------------------------------------------------------------

     Total net assets                                                                  $  17,724,801
=====================================================================================================

     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                                   $       10.05
=====================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations

=================================================================================

Year ended November 30,                                                    1999
=================================================================================
Investment income:
   Interest income (Note 2)                                        $ 15,918,576
---------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                  13,045,758
   Servicer fees (Note 4)                                               179,021
   Trustee fees (Note 4)                                                 57,165
   Other trust and bond administration expenses                         206,194
---------------------------------------------------------------------------------

     Total expenses                                                  13,488,138
---------------------------------------------------------------------------------

     Net investment income                                            2,430,438
---------------------------------------------------------------------------------

     Net increase in net assets resulting from operations             2,430,438

Dividends to Class A Preferred certificateholders                      (203,329)
---------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                $  2,227,109
=================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows

=================================================================================
Year ended November 30,                                                    1999
--------------------------------------------------------------------------------

Cash flows from operating activities:
   Interest received                                               $  7,630,436
   Interest paid                                                     (7,581,077)
   Operating expenses paid                                             (504,792)
--------------------------------------------------------------------------------

       Net cash used for operating activities                          (455,433)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements             3,992,197
   Principal payments on Loans                                       23,994,553
--------------------------------------------------------------------------------

       Net cash provided by investing activities                     27,986,750
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                    (23,595,654)
   Redemptions of Class A Preferred certificates                     (3,518,285)
   Dividends on Class A Preferred certificates                         (443,452)
--------------------------------------------------------------------------------

       Net cash used for financing activities                       (27,557,391)
--------------------------------------------------------------------------------

Net decrease in cash                                                    (26,074)

Cash, beginning of year                                                  74,061
--------------------------------------------------------------------------------

Cash, end of year                                                  $     47,987
================================================================================

Reconciliation  of net increase in net assets  resulting from operations to net cash used for operating activities:
   Net increase in net assets resulting from operations            $  2,430,438
   Decrease in interest receivable                                      151,795
   Decrease in accrued expenses and other liabilities                   (62,412)
   Decrease in Bond interest payable                                   (471,913)
   Amortization of original issue discount on Bonds                   5,832,533
   Amortization of purchase discount on Loans                        (8,439,936)
   Amortization of deferred Bond issuance costs                         104,062
--------------------------------------------------------------------------------

       Net cash used for operating activities                      $   (455,433)
================================================================================


      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                             Statements of Changes in Net Assets
                                                                     (Note 2(f))

====================================================================================================================

Years ended November 30,                                                              1999                 1998
--------------------------------------------------------------------------------------------------------------------
From operations:
   Net investment income                                                          $  2,430,438         $  2,886,100
   Provision for loan losses                                                                --              (22,320)

Dividends to certificateholders (Notes 2 and 5):
   Class A Preferred certificateholders ($.1365 per certificate annually):
     From net investment income                                                             --                   --
     As tax return of capital                                                         (203,329)            (591,798)
--------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                  2,227,109            2,271,982
--------------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates
     (2,585,848 and 2,836,268 certificates in 1999 and
     1998, respectively)                                                            (2,585,848)          (2,836,268)

Distributions to Class B certificateholders (Note 5)                                (1,175,906)                  --
--------------------------------------------------------------------------------------------------------------------

     Net decrease in net assets resulting from
       capital certificate transactions                                             (3,761,754)          (2,836,268)
--------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                          (1,534,645)            (564,286)

Net assets:
   Beginning of year                                                                19,259,446           19,823,732
--------------------------------------------------------------------------------------------------------------------

   End of year                                                                    $ 17,724,801         $ 19,259,446
====================================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                          Selected Financial Highlights for Each
                                                 Class B Certificate Outstanding
                                                  Throughout the Years Indicated
                                                                 (Notes 1 and 5)

====================================================================================================================================
Years ended November 30,                         1999             1998              1997             1996                  1995
====================================================================================================================================
Net asset value, beginning of year           $      9.45      $       8.17      $      7.27       $      6.42        $      5.69
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               1.38              1.63             1.64              1.75               1.86

Provision for loan losses                             --              (.01)            (.11)             (.11)              (.24)

Dividends to Class A Preferred certificateholders:
   From net investment income                         --                --               --                --               (.43)
   As tax return of capital                         (.11)             (.34)            (.63)             (.79)              (.46)

Distribution to Class B certificateholders:
   As tax return of capital                         (.67)               --               --                --                 --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                 $     10.05      $       9.45      $      8.17       $      7.27        $      6.42
====================================================================================================================================
Total investment return(a)                           N/A               N/A              N/A               N/A                N/A

Net assets applicable to
  Class A Preferred
  certificates, end of year                  $        --      $  2,585,848      $ 5,422,117       $ 8,629,880        $10,534,185

Net assets applicable to Class B
  certificates, end of year                  $17,724,801      $ 16,673,598      $14,401,615       $12,816,146        $11,324,698
====================================================================================================================================
Ratios and Supplemental Data:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                          78.42%(b)         99.83%(b)       123.64%(b)        150.97%(b)         186.94%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                       14.13%            18.57%           21.29%            25.54%             30.76%

   Number of Class B certificates
     outstanding, end of year                  1,763,800         1,763,800        1,763,800         1,763,800          1,763,800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 2.57%, 2.32%, 2.56%, 2.67% and 4.70% in 1999, 1998, 1997, 1996 and 1995, respectively.

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


1.   Organization and Business

     College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

     The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

1.   Organization and Business (Continued)

     All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

     On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2.   Summary of Significant Accounting Policies

     (a) College and University Facility Loans

     The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in Investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1999 was approximately $61,678,000. As a result of prepayments of Loans in the year ended November 30, 1999, additional interest income of approximately $111,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


2.   Summary of Significant Accounting Policies (Continued)

     (a)  College and University Facility Loans (Continued)


     The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At November 30, 1999, one loan has been placed on nonaccrual status.

     (b)  Other Investments

     Other investments, which are included in Investments in the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at Morgan Guaranty Trust Company's option. These investments are carried at cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

     (c)  Federal Income Taxes

     It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

     For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


2.   Summary of Significant Accounting Policies (Continued)

     (d)  Deferred Bond Issuance Costs

     Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

     (e)  Accounting for Impairment of a Loan and Allowance for Loan Losses

     The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

     Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

     The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


2.   Summary of Significant Accounting Policies (Continued)

     (e) Accounting for Impairment of a Loan and Allowance for Loan Losses (Continued)

     The  factors   discussed   above  are  inherently   difficult  to  predict.
     Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

     (f)  Presentation of Capital Distributions

     Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

     In accordance with SOP 93-2, the Trust reclassifies certain amounts from undistributed net investment income to paid in capital. The cumulative effect of such reclassifications was $4,896,672 as of November 30, 1999 and is reported in net assets as a Distribution in Excess of Tax Earnings in the accompanying balance sheet. This reclassification has no impact on the net investment income or net assets of the Trust.

     The reclassification primarily results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the allowance for loan losses, dividends payable, amortization of bond issuance costs, and the distribution payable to Class B certificateholders are not currently deductible for tax purposes and are classified as accumulated deficit.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


2.   Summary of Significant Accounting Policies (Continued)

     (g)  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.   Bonds

     The Bonds outstanding at November 30, 1999 consist of the following:

                                                                 Outstanding      Unamortized         Carrying
                             Interest          Stated             Principal         Discount           Amount
          Type                Rate            Maturity             (000s)            (000s)            (000s)
==============================================================================================================
       Sequential             4.00%         June 1, 2002          $ 23,668          $    416          $ 23,252
       Sequential             4.00          June 1, 2018           149,370            38,453           110,917
--------------------------------------------------------------------------------------------------------------

                                                                  $173,038          $ 38,869          $134,169
==============================================================================================================


     Interest on the Bonds is payable semiannually. On December 1, 1999, the Trust made a principal payment of $11,500,367 on the 4%, June 1, 2002 bonds.

     Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


3.   Bonds (Continued)

     The estimated aggregate principal payments on the Bonds at November 30, 1999 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                  Amount
     Fiscal Year                                                  (000s)
     ===========================================================================
     2000                                                       $ 19,518
     2001                                                         18,288
     2002                                                         18,344
     2003                                                         13,931
     2004                                                         12,798
     Thereafter                                                   90,159
     ---------------------------------------------------------------------------

     Total                                                      $173,038
     ===========================================================================


     Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

     In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

     The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


4.   Administrative Agreements


     (a)  Servicer

     As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage Corporation (GMAC) receives a collection fee. The fee is earned each date payments are received on each Loan and is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 1999, GMAC's fees totaled $179,021, which includes other related expenses of $15,877.

     (b)  Trustees

     As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

     o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $12,500 and $15,000, respectively, for the year ended November 30, 1999. In addition, the Owner Trustee incurred $1,501 for out-of-pocket expenses.

     o The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1999, Bond Trustee fees amounted to $27,068. In addition, the Bond Trustee incurred $1,096 for out-of-pocket expenses.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


5.   Certificates

     The certificates comprise two classes, namely 13.65% Class A Preferred and Class B. Dividends on the Class A Preferred certificates are payable in cash at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. The Class A Preferred certificates are required to be redeemed by the Trust on any Distribution Date (defined below) to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. On December 2, 1999, the Trust paid $420,180 to the holders of Class A Preferred certificates, of which $26,845 was for payment of dividends and $393,335 was a redemption of Class A Preferred certificates, which fully redeemed the Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

     As the Class A Preferred certificates have been fully redeemed, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates. On December 2, 1999 a distribution of $1,175,906 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying balance sheet.

     The certificateholders shall each be entitled to one vote per certificate.

     Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


6.   Allowance For Loan Losses

     An analysis of the allowance for loan losses for the year ended November 30, 1999 is summarized as follows:

     Balance, beginning of period                                  $1,132,376
     Provision                                                             --
     Charge-offs                                                           --
     ------------------------------------------------------------------------

     Balance, end of period                                        $1,132,376
     ========================================================================

     At November 30, 1999, the recorded investments in loans that are considered to be impaired under SFAS 114 was approximately $68,000 with a related allowance for loan losses of $47,000.

     The average  recorded  investment  in impaired  loans during the year ended
     November 30, 1999 was approximately $99,000. For the year ended November 30, 1999, no interest income was recognized on impaired loans.

     See Note 2 (e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


7.   Loans

     Scheduled principal and interest payments on the Loans as of November 30, 1999, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                           Principal        Interest
                           Payments         Payments          Total
     Fiscal year           (000s)            (000s)           (000s)
     ===============================================================

     2000                 $ 21,567         $  6,130         $ 27,697
     2001                   20,026            5,420           25,446
     2002                   19,602            4,749           24,351
     2003                   15,787            4,170           19,957
     2004                   14,892            3,677           18,569
     Thereafter            105,395           20,562          125,957
     ---------------------------------------------------------------

     Total                $197,269         $ 44,708         $241,977
     ===============================================================

     Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of November 30, 1999, there were no Loans in Default.

     The following analyses summarize the stratification of the loan portfolio by type of collateral and institution as of November 30, 1999:

                                                Amortized
                                    Number        Cost
     Type of Collateral            of Loans      (000s)               %
     ===========================================================================
     Loans secured by a
       first mortgage                253       $  74,477            54.9%


     Loans not secured by
       a first mortgage              153          61,114            45.1
     ---------------------------------------------------------------------------

     Total Loans                     406       $ 135,591           100.0%
     ===========================================================================

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


7.   Loans (Continued)

                                               Amortized
                                    Number       Cost
     Type of Institution           of Loans     (000s)                 %
     ---------------------------------------------------------------------------

     Private                         261       $  74,402            54.9%


     Public                          145          61,189            45.1
     ---------------------------------------------------------------------------

     Total Loans                     406       $ 135,591           100.0%
     ===========================================================================

     The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

     The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


7.   Loans (Continued)

     A number of borrowers are currently experiencing financial difficulties due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

     Due to the special purpose nature of the borrowers' real properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.


8.   Fair Value of Financial Instruments

     SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

     Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================


8.   Fair Value of Financial Instruments (Continued)


     The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 1999 is as follows:


                                       Book Value        Fair Value
                                        (000s)             (000s)
     =============================================================

     Loans                             $134,459*          $155,558

     Investment Agreements:
     -------------------------------------------------------------
        Revenue Fund                     16,796             17,647
        Liquidity Fund                    3,768              4,304
     -------------------------------------------------------------
                                       $155,023           $177,509
     =============================================================

     Bonds                             $134,169           $148,877
     =============================================================

     *Net of Allowance for Loan Losses of $1,132,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
                COLLEGE AND UNIVERSITY LOANS (86.7%)
                -------------- A --------------
    $425        Alabama Agricultural and Mechanical University             3.000-3.750    07/01/2005       10.25             $335
   1,875        Alabama Agricultural and Mechanical University                 3.000      05/01/2018       10.27            1,101
     137        Albion College                                                 3.000      10/01/2009       10.56               95
     523        Albright College                                               3.000      11/01/2015       10.23              323
      20        Alcorn State University                                        3.500      11/01/2002       10.15               18
      50        Allegheny College                                              3.000      07/01/2015       10.38               22
     190        Alma College                                                   3.750      04/01/2002       11.52              171
      47        American International College                                 3.375      10/01/2002       10.84               41
      92        Anderson University                                            3.500      03/01/2003       11.42               79
     230        Anderson University                                            3.000      03/01/2006       11.19              177
      35        Appalachian State University                                   3.500      07/01/2001       10.28               31
     215        Arizona State University                                       3.125      09/01/2001       10.17              193
     190        Arizona State University                                       3.375      10/01/2002       10.16              166
   1,090        Arizona State University                                       3.000      04/01/2006       10.60              858
      82        Arkansas State University                                      3.375      10/01/2000       10.25               80
     583        Arkansas State University                                      3.750      04/01/2005       10.75              480
   2,175        Auburn University                                              3.000      12/01/2018        9.16            1,324
     211        Azusa Pacific University                                       3.750      04/01/2015       10.88              134
                -------------- B --------------
   1,065        Baptist College at Charleston                                  3.000      03/01/2019       10.73              585
     669        Baptist College at Charleston                                  3.000      03/01/2011       10.98              447
     187        Becker Junior College                                          3.000      04/01/2005       11.21              149
      93        Bellarmine College                                             3.625      05/01/2004       11.34               79
     107        Benedict College                                               3.750      11/01/2004       10.75               88
     787        Benedict College                                               3.000      11/01/2006       10.61              604
   1,793        Benedict College                                               3.000      11/01/2020       10.36              970
   1,568        Bentley College                                                3.000      11/01/2007       10.57            1,157
     291        Bethany College                                                3.375      11/01/2012       10.54              194
     275        Bethany College                                                3.000      11/01/2017       10.40              157
     520        Bethany College                                                3.000      11/01/2012       10.40              342
      12        Bethune-Cookman College                                        3.000      11/01/2002       10.74               10
     148        Boston Architectural Center                                    3.750      11/01/2004       10.77              124
      90        Bradford College                                               3.375      10/01/2001       10.85               68
     282        Brandeis University                                            3.000      11/01/2011       10.64              188
     110        Brevard College                                                3.000      11/01/2004       10.71               91
      70        Brevard College                                                3.000      05/01/2006       11.12               54
     102        Bryan College                                                  3.500      04/01/2003       11.39               88
       2        Buena Vista College                                            3.500      02/01/2000       11.85                2
     108        Buena Vista College                                            3.000      02/01/2006       11.23               83

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
                -------------- C --------------
    $925        California Polytechnic State University                        3.000      11/01/2006       10.05             $697
     305        California State University                                    3.000      11/01/2006        8.75              247
   1,200        California State University                                    3.000      11/01/2013        8.93              824
   2,578        California State University                                    3.000      11/01/2019        8.99            1,568
      50        Calvin College                                                 3.000      11/01/2000       10.83               46
   2,200        Cameron University                                             3.000      04/01/2007       10.16            1,693
     150        Canisius College                                               3.375      05/01/2002       11.48              137
   1,545        Canisius College                                               3.000      11/01/2017       10.40              886
     130        Carnegie-Mellon University                                     3.500      11/01/2001       10.52              117
     270        Carnegie-Mellon University                                     3.000      05/01/2009       10.73              193
   1,000        Carnegie-Mellon University                                     3.000      11/01/2017       10.51              580
      57        Carroll College                                                3.125      06/01/2000       10.75               52
     344        Carroll College                                                3.750      06/01/2014       10.46              220
     165        Carroll College                                                3.000      06/01/2018       10.15               95
     432        Carroll College                                                3.750      03/01/2015       10.93              272
     205        Case Western Reserve University                                3.500      04/01/2003       11.39              176
     239        Catawba College                                                3.000      12/01/2009       10.27              165
      40        Central Missouri State University                              3.125      07/01/2000       10.24               37
     126        Central Missouri State University                              3.375      07/01/2001       10.27              113
     489        Central Missouri State University                              3.625      07/01/2004       10.29              403
     895        Central Missouri State University                              3.000      07/01/2007       10.18              664
     153        Champlain College                                              3.000      12/01/2013       10.19               96
     555        Chapman College                                                3.000      10/01/2013       10.65              348
     303        Chapman College                                                3.000      11/01/2005       10.63              237
     212        Chapman College                                                3.000      11/01/2007       10.57              157
   1,515        Chateau Community Housing Association                          3.000      10/01/2012       10.51              973
      60        Cisco Junior College                                           3.000      11/01/2005       10.04               48
     110        Cisco Junior College                                           3.000      07/01/2005       10.15               86
      16        Claflin College                                                3.125      04/01/2001       11.59               15
     340        Clemson University                                             3.000      07/01/2005        9.51              276
     146        Coker College                                                  3.000      12/01/2009       10.04              103
      66        College of Notre Dame of Maryland                              3.375      11/01/2002       10.48               58
     126        College of Our Lady of the Elms                                3.375      10/01/2001       10.86              113
     909        College of Saint Rose                                          3.000      05/01/2022       10.43              480
     511        College of Saint Thomas                                        3.000      11/01/2009       10.53              357
      35        College of Santa Fe                                            3.500      10/01/2001       10.86               31
     189        College of Santa Fe                                            3.000      10/01/2005       10.66              148
     591        College of Santa Fe                                            3.000      10/01/2018       10.43              334
   1,000        College of the Holy Cross                                      3.625      10/01/2013       10.60              660
     715        College of the Holy Cross                                      3.000      10/01/2006       10.63              542
      27        College of the Virgin Islands                                  3.000      11/01/2002       10.15               24
      70        College of the Virgin Islands                                  3.000      10/01/2003       10.16               59

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
    $207        Columbia College                                               3.625      07/01/2004       10.90             $167
      70        Columbia College                                               3.000      07/01/2006       10.80               53
     137        Concordia College                                              3.000      04/01/2009       11.05               99
     730        Concordia College                                              3.000      05/01/2019       10.65              405
      56        Cornell College                                                3.000      10/01/2005       10.66               44
     318        Cumberland University                                          3.000      08/01/2017       10.52              181
                -------------- D --------------
      28        Daemen College                                                 3.125      04/01/2000       11.68               27
     625        Daemen College                                                 3.000      04/01/2016       10.77              370
     183        Dakota Wesleyan University                                     3.000      10/01/2015       10.46              109
     250        Dana College                                                   3.000      04/01/2005       11.22              199
      53        Dana College                                                   3.500      04/01/2003       11.39               46
     134        Dickinson College                                              3.000      05/01/2018       10.30               78
     246        Dillard University                                             3.000      04/01/2008       11.09              183
      38        Doane College                                                  3.000      11/01/2000       10.83               35
     200        Dormitory Authority State of NY (New York University)          3.000      07/01/2000        8.95              187
     599        Dowling College                                                3.000      10/01/2010       10.75              408
      52        Drexel University                                              2.875      05/01/2001       11.57               49
   1,220        Drexel University                                              3.500      05/01/2014       10.53              795
     281        Drury College                                                  3.000      04/01/2015       10.63              173
     483        Drury College                                                  3.000      10/01/2010       10.75              329
   1,085        D'Youville College                                             3.000      04/01/2018       10.90              607
                -------------- E --------------
   1,216        East Texas State University                                    3.500      03/01/2002        9.48            1,057
   1,549        East Texas State University                                    3.000      03/01/2002        9.60            1,326
      42        East Texas State University                                    3.000      11/01/2000        9.26               39
     390        Elizabeth City State University                                3.000      10/01/2017       10.02              234
     450        Embry-Riddle Aeronautical University                           3.000      09/01/2007       10.64              329
     158        Emmanuel College                                               3.000      11/01/2013       10.45               99
                -------------- F --------------
   1,640        Fairleigh Dickinson University                                 3.000      11/01/2017       10.39              942
     180        Florida Agricultural and Mechanical University                 3.625      07/01/2004       10.29              148
     183        Florida Atlantic University                                    3.500      07/01/2004       10.27              152
     315        Florida Atlantic University                                    3.000      07/01/2006       10.18              240
     182        Florida Institute of Technology                                3.000      11/01/2009       10.53              127
     128        Florida State University                                       3.500      06/01/2001        8.44              117
     710        Florida State University                                       3.000      01/01/2009        9.40              539
      26        Fort Hays State University                                     3.500      10/01/2001       10.19               24
      83        Fort Hays State University                                     3.625      10/01/2002       10.18               73
     155        Fort Hays State University                                     3.000      10/01/2007       10.08              116
     510        Fort Lewis College                                             3.000      10/01/2006       10.09              394

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
                -------------- G --------------
    $695        Gannon University                                              3.000      11/01/2011       10.49             $460
     205        Gannon University                                              3.000      12/01/2022       10.13              108
      77        Gavilan College                                                3.000      04/01/2006       10.59               60
      49        George Fox College                                             3.500      04/01/2001       11.25               45
     779        George Fox College                                             3.000      07/01/2018       10.64              438
      28        Georgetown College                                             3.000      12/01/1999       10.02               27
     503        Georgetown College                                             3.000      12/01/2008       10.04              365
     890        Georgetown College                                             3.000      12/01/2009       10.05              629
   2,809        Georgetown University                                          3.000      11/01/2020       10.36            1,520
   7,165        Georgetown University                                          4.000      11/01/2020       10.52            4,226
   1,077        Georgetown University                                          3.000      05/01/2005       10.86              867
     556        Georgia Education Authority Board of Regents
                  of the University System of Georgia                          3.375      01/01/2003       10.60              484
      85        Grambling State University                                     3.000      11/01/2000       10.11               82
                -------------- H --------------
     384        Hampshire College                                              3.000      07/01/2013       10.75              240
   1,381        Hampshire College                                              3.000      02/01/2014       10.70              854
     150        Harcum Junior College                                          3.375      11/01/2002       10.77              130
     660        Harper Grace Hospital                                          3.625      04/01/2005       11.26              534
     147        Hesston College                                                3.000      04/01/2006       11.14              113
     318        High Point College                                             3.000      12/01/2010       10.26              214
   1,959        Hinds Junior College                                           3.000      04/01/2013       10.42            1,294
      81        Hiwassee College                                               3.375      01/01/2003       11.58               71
     199        Hiwassee College                                               3.000      09/15/2018       10.58              112
   1,986        Hofstra University                                             3.000      11/01/2012       10.61            1,291
     285        Hood College                                                   3.625      11/01/2014       10.54              184
     405        Houston Tillotson College                                      3.500      04/01/2014       10.90              262
      45        Huntingdon College                                             3.500      03/01/2002       11.54               40
     245        Huntingdon College                                             3.000      10/01/2008       10.60              175
                -------------- I --------------
     156        Illinois Institute of Technology                               3.000      03/01/2003       11.10              133
     262        Indiana University                                             3.375      04/01/2001       10.06              245
     600        Indiana University                                             3.500      04/01/2001       10.06              561
   1,208        Indiana University                                             3.750      12/01/2003        8.84            1,068
     113        Inter American University of Puerto Rico                       3.000      09/01/2007       10.66               84
   2,458        Inter American University of Puerto Rico                       3.000      01/01/2017       10.94            1,406
                -------------- J --------------
   1,640        James Madison University                                       3.000      06/01/2009       10.49            1,134
      14        John Brown University                                          2.875      04/01/2000       11.64               13
     389        Johnson & Wales College                                        3.000      11/01/2013       10.59              247
     205        Johnson C. Smith University                                    3.000      05/01/2005       11.18              164
      25        Judson College                                                 3.750      07/01/2004       10.92               20

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
                -------------- K --------------
    $141        Kansas State University                                        3.375      10/01/2002        9.12             $127
     775        Kansas State University                                        3.625      04/01/2004        9.77              668
      70        Kendall College                                                3.375      10/01/2002       10.82               61
     224        Kendall College                                                3.000      10/01/2008       10.59              160
     276        Kent State University                                          3.500      12/01/2000        8.90              259
     330        Knox College                                                   3.000      04/01/2006       11.15              255
                -------------- L --------------
     310        LaGrange College                                               3.000      03/01/2009       11.06              217
     259        Langston University                                            3.375      10/01/2003       10.15              221
     995        Langston University                                            3.000      04/01/2007       10.56              756
     469        Lassen Junior College District                                 3.000      04/01/2020       10.27              263
   1,150        Leland Stanford Junior College                                 3.375      05/01/2003       11.33              989
     184        Lenoir Rhyne College                                           3.000      12/01/2006       10.04              142
      82        Linfield College                                               3.000      10/01/2017       10.44               47
     699        Long Island University                                         3.750      05/01/2005       11.22              569
     209        Long Island University                                         3.000      11/01/2009       10.69              147
     731        Long Island University                                         3.000      11/01/2009       10.69              514
     339        Long Island University                                         3.750      04/01/2003       11.41              293
     545        Long Island University                                         3.625      06/01/2014       10.49              346
      96        Long Island University                                         3.750      10/01/2004       10.79               79
     193        Louisiana State University                                     3.500      07/01/2001        8.65              178
     826        Louisiana State University                                     3.625      07/01/2004        9.04              703
     338        Louisiana State University                                     3.000      07/01/2005        8.84              280
     305        Louisiana State University                                     3.000      07/01/2006        8.87              248
     173        Louisiana State University                                     3.000      07/01/2001        8.62              158
     112        Lycoming College                                               3.500      05/01/2001       11.22              104
     242        Lycoming College                                               3.625      05/01/2014       10.64              158
     325        Lycoming College                                               3.750      05/01/2015       10.62              209
     503        Lynchburg College                                              3.750      05/01/2015       10.64              328
     650        Lynchburg College                                              3.000      05/01/2018       10.68              371
                -------------- M --------------
     380        MacAlester College                                             3.375      05/01/2002       11.41              338
     445        MacAlester College                                             3.000      05/01/2020       10.46              246
      10        Madison General Hospital                                       3.000      12/01/1999        9.67               10
     535        Marian College                                                 3.000      10/01/2016       10.45              313
      93        Marquette University                                           3.000      07/31/2024       10.59               46
     418        Mary Baldwin College                                           3.375      05/01/2012       10.68              283
     630        Marymount University                                           3.000      05/01/2016       10.52              378
     770        McLennan Community College                                     3.000      04/01/2006       10.49              608
      46        McNeese State University                                       3.500      10/01/2001       10.18               42
   1,009        Memorial Hospital for Cancer and Allied Diseases               3.375      04/01/2012       10.68              683

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------

     $58        Menlo College                                                  3.125      04/01/2001       11.53              $53
     487        Mercer University                                              3.000      05/01/2014       10.58              310
   1,440        Mercy College of Detroit                                       3.625      10/01/2013       10.59              937
      37        Merrimack College                                              3.000      04/15/2019       10.53               27
     120        Merrimack College                                              3.000      04/15/2008       10.79               67
      59        Middlebury College                                             3.375      10/01/2002       11.12               52
      91        Midland Lutheran College                                       3.000      04/01/2005       11.20               73
     576        Millsaps College                                               3.000      11/01/2021       10.34              306
      26        Mississippi State University                                   2.875      01/01/2000       10.99               25
   1,575        Mississippi State University                                   3.000      12/01/2020        9.64              897
      54        Mississippi Valley State University                            3.500      07/01/2001       10.28               48
      72        Molloy College                                                 3.375      10/01/2002       10.81               62
     220        Moravian College                                               3.375      11/01/2012       10.52              145
     745        Morehouse College                                              3.000      07/01/2010       10.50              476
   2,228        Morgan State University                                        3.000      11/01/2014       10.56            1,378
     196        Morris Brown College                                           3.750      05/01/2007       11.12              151
   1,868        Morris Brown College                                       2.750-3.750    05/01/2018       10.89            1,168
     580        Morris College                                                 3.000      11/01/2009       10.53              405
      34        Muhlenberg College                                             3.000      11/01/2000       10.50               32
                -------------- N --------------
     157        New England College                                            3.000      04/01/2016       10.77               92
     660        Newark Beth Israel Hospital                                    3.625      01/01/2014       11.06              418
      68        NIACC Dormitories, Inc.                                        3.000      10/01/2012       10.27               45
   2,838        Norfolk State University                                       3.000      12/01/2021        9.77            1,561
                North Carolina Agricultural and
     632          Technical State University                                   3.000      05/01/2014       10.34              401
     485        North Carolina State University                                3.625      09/01/2004        7.97              426
     147        North Carolina State University                                3.125      09/01/2001        7.58              137
     181        North Carolina State University                                3.500      09/01/2001        7.63              169
     110        North Greenville College                                       3.000      11/01/2003       10.72               94
     126        Northeast Louisiana University                                 3.500      04/01/2001       10.28              118
     288        Northeast Missouri State University                        3.375-3.500    05/01/2002       10.75              260
   3,027        Northeastern University                                        3.000      05/01/2018       10.53            1,727
     111        Northeastern University                                        3.000      05/01/2004       10.97               92
      50        Northwestern State University                                  3.125      10/01/2000       10.15               47
     385        Nova University                                                3.000      12/01/2007       10.04              288
                -------------- O -------------
     274        Occidental College                                             3.000      10/01/2019       10.41              150
     205        Olympic Community College                                      3.000      10/01/2008       10.07              149
      28        Ouachita Baptist University                                    3.125      12/01/1999       10.03               27
      31        Ouachita Baptist University                                    3.000      12/01/2006       10.04               24

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------

                -------------- P -------------
    $920        Paine College                                                  3.000      10/01/2016       10.45             $538
   2,406        Philadelphia College of Art                                    3.000      01/01/2022       10.62            1,246
     490        Pine Manor College                                             3.625      10/01/2003       10.80              413
     163        Polytechnic University                                         3.375      10/01/2011       10.59              110
     193        Post College                                                   3.000      04/01/2010       10.76              133
     960        Purdue University                                              3.625      07/01/2004        9.33              808
     283        Purdue University                                              3.000      07/01/2005        9.26              232
                -------------- Q -------------
      19        Queens College                                                 3.500      11/01/2001       10.88               18
     131        Queens College                                                 3.625      07/01/2004       10.90              106
                -------------- R -------------
     292        Randolph-Macon College                                         3.000      05/01/2010       10.72              203
      98        Randolph-Macon College                                         3.000      11/01/2000       10.50               91
     510        Regis College (Denver)                                         3.000      11/01/2012       10.47              328
      88        Regis College (Weston)                                         3.375      10/01/2002       10.85               77
     200        Rhode Island College                                           3.000      10/01/2005       10.09              159
      60        Rider College                                                  3.500      05/01/2001       11.57               56
     183        Rider College                                                  3.375      05/01/2002       11.44              164
      27        Rider College                                                  3.125      11/01/2000       10.86               25
   1,805        Rider College                                                  3.625      11/01/2013       10.42            1,192
     442        Rider College                                                  3.000      05/01/2017       10.70              257
      97        Rio Grande College                                             3.000      03/30/2009       10.93               69
     675        Rutgers, The State University                                  3.750      05/01/2016        9.19              463
     190        Rutgers, The State University                                  3.125      05/01/2001        8.89              180
                -------------- S -------------
      75        Saint Ambrose University                                       3.000      11/01/2001       10.78               67
      65        Saint Anselm College                                           3.375      10/01/2001       10.88               59
       7        Saint Edward's University                                      3.125      04/01/2000       11.69                7
      72        Saint John's University                                        3.000      10/01/2002       10.76               62
      90        Saint Joseph Hospital                                          3.500      10/01/2001       10.87               81
     148        Saint Louis College of Pharmacy                                3.375      10/01/2004       10.74              120
      23        Saint Louis University                                         3.125      10/01/2000       10.90               21
     294        Saint Louis University                                         3.500      11/01/2002       10.80              257
      99        Saint Mary's College                                           3.000      03/01/2005       11.25               79
     424        Saint Mary's College                                           3.000      06/01/2020       10.14              236
   1,916        Saint Michael's College                                        3.000      05/01/2013       10.60            1,230
     181        Saint Norbert College                                          3.375      04/01/2002       11.52              165
     194        Saint Norbert College                                          3.625      04/01/2004       11.33              162
     367        Saint Norbert College                                          3.000      04/01/2007       11.10              275
     487        Saint Paul's College                                           3.000      11/01/2014       10.56              301
     635        Saint Vincent College                                          3.500      05/01/2013       10.86              415

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
    $180        Sam Houston State University                                   3.500      10/01/2001        9.10             $165
     815        San Diego State University                                     3.000      11/01/2007       10.04              632
   1,220        Sangamon State University                                      3.000      11/01/2018       10.12              724
     190        Seattle University                                             3.500      11/01/2001       10.84              172
     480        Seattle University                                             3.000      11/01/2008       10.55              344
     110        Seton Hall University                                          3.000      11/01/2000       10.83              102
     328        Seton Hill College                                             3.625      11/01/2014       10.53              210
      17        Sierra College                                                 3.375      04/01/2002       10.87               16
     314        Simpson College                                                3.000      07/01/2016       10.58              181
     396        South Dakota School of Mines and Technology                    3.000      04/01/2018       10.30              229
     207        South Dakota School of Mines and Technology                    3.625      04/01/2002       10.85              188
      24        South Plains College                                           3.500      10/01/2002       10.18               21
      72        South Plains College                                           3.625      10/01/2004       10.17               60
      50        South Plains College                                           3.000      10/01/2005       10.10               40
     330        Southeast Missouri State University                            3.500      04/01/2002       10.82              296
   1,111        Southeast Missouri State University                            3.000      04/01/2007       10.58              858
     730        Southeastern Oklahoma State University                         3.000      04/01/2009       10.51              527
     106        Southern Arkansas University                                   3.500      10/01/2002       10.23               93
     505        Southern Methodist University                                  3.000      10/01/2007       10.61              371
     224        Southern Nazarene University                                   3.750      04/01/2005       11.27              182
     455        Southwest Missouri State College                               3.375      10/01/2002       10.17              404
   2,305        Southwest Texas State University                               3.000      10/01/2015        9.51            1,460
       7        Southwestern Christian College                                 3.000      11/01/2000       10.83                6
       4        Spalding University                                            3.125      09/01/2000       10.95                4
     331        Spalding University                                            3.000      09/01/2007       10.66              248
       6        Springfield College                                            3.125      05/01/2000       11.29                5
     473        Springfield College                                            3.500      05/01/2013       10.67              319
      75        Springfield College                                            3.000      05/15/2005       10.11               60
     155        State Center Community College                                 3.000      10/01/2004       10.10              127
   1,897        Stephen F. Austin State University                         3.375-3.500    10/01/2012        9.57            1,317
     183        Stetson University                                             3.000      01/01/2006       11.25              140
     130        Stillman College                                               3.750      02/01/2004       11.42              108
     313        Stonehill College                                              3.000      10/01/2006       10.64              238
     175        SUNY, Mohawk Valley Community College                          3.000      04/01/2005       10.26              126
      35        Susquehanna University                                         3.125      05/01/2000       11.27               34
     648        Syracuse University                                            3.000      05/01/2008       10.74              476
                -------------- T -------------
      44        Talladega College                                              3.375      12/01/2001       10.08               40
     413        Talladega College                                              3.000      12/01/2012       10.24              269
     267        Taylor University                                              3.000      10/01/2012       10.50              171
     816        Taylor University                                              3.000      10/01/2013       10.49              514
     646        Texas A & I University                                         3.000      07/01/2009        9.57              467

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
     $91        Texas Southern University                                      3.500      04/01/2001       10.89              $85
     500        Texas Southern University                                      3.500      04/01/2013       10.45              334
     448        Transylvania University                                        3.000      11/01/2010       10.51              304
     690        Trinity University                                             3.625      09/01/2004       10.82              562
     192        Tufts University                                               3.375      10/01/2001       10.87              173
   2,300        Tufts University                                               3.000      10/01/2021       10.39            1,215
     390        Tulane University of Louisiana                                 3.500      10/01/2001        9.06              358
                -------------- U -------------
      33        Union College                                                  3.000      11/01/2002       10.74               29
   1,780        University of Alabama in Birmingham                            3.000      11/01/2008        7.97            1,421
      39        University of Alaska                                           3.500      04/01/2000       10.94               38
     133        University of Alaska                                           3.375      04/01/2002       10.82              119
     336        University of Alaska                                           3.500      04/01/2003       10.80              301
      83        University of Arkansas at Little Rock                          3.500      04/01/2001       10.04               78
     185        University of Arkansas at Little Rock                          3.000      11/01/2009        9.42              139
     443        University of Central Arkansas                                 3.000      04/01/2005       10.69              358
     485        University of Central Florida                                  3.000      10/01/2007       10.08              364
     220        University of Chicago                                          3.500      12/01/2001       10.10              197
      71        University of Chicago                                          3.375      12/01/2001       10.08               63
      29        University of Chicago                                          3.500      12/01/2002       10.11               25
      50        University of Delaware                                         3.125      11/01/2000        8.84               47
      23        University of Delaware                                         3.375      11/01/2000        8.81               22
   1,100        University of Delaware                                         3.000      11/01/2006        9.08              880
     684        University of Delaware                                         3.000      12/01/2018        8.81              429
   2,225        University of Florida                                          3.000      07/01/2014       10.15            1,382
      89        University of Hartford                                         3.000      11/01/2001       10.78               79
      40        University of Hawaii at Manoa                                  3.500      10/01/2001       10.18               36
      24        University of Lowell                                           3.000      11/01/2000        7.62               23
   2,100        University of Michigan                                         3.750      10/01/2005        9.51            1,741
     568        University of Missouri                                         3.375      05/01/2002       10.03              530
      39        University of Missouri                                         2.875      11/01/2000        9.25               37
      35        University of Montevallo                                       3.125      11/01/2000        9.27               33
      91        University of Nevada at Reno                                   3.000      11/01/1999       10.12               91
     667        University of North Carolina                                   3.000      11/01/2005        8.81              557
     580        University of North Carolina                                   3.000      01/01/2008        9.50              442
      49        University of North Carolina                                   3.000      01/01/2007        9.50               39
   1,007        University of Notre Dame                                       3.000      02/15/2019       10.62              560
     795        University of Portland                                         3.375      04/01/2013       10.88              524
       2        University of Puerto Rico, Rio Piedras Campus                  3.125      06/01/2000        9.17                2
   1,709        University of Puerto Rico, Rio Piedras Campus                  3.000      06/01/2011        9.39            1,183
      28        University of Rhode Island                                     3.000      10/01/2001        9.68               26
     647        University of Saint Thomas                                     3.000      10/01/2019       10.41              355

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
    $320        University of Santa Clara                                      3.125      04/01/2002       11.44             $283
     145        University of Santa Clara                                      3.375      04/01/2002       11.45              129
     850        University of Santa Clara                                      3.625      04/01/2004       11.33              709
      17        University of Scranton                                         3.125      11/01/2000       10.84               16
     107        University of South Dakota                                     3.500      10/01/2001        9.59               98
     790        University of South Florida                                    3.750      07/01/2005       10.30              634
     332        University of Steubenville                                     3.125      04/01/2010       10.98              229
   1,261        University of Vermont                                          3.000      07/01/2016        8.95              812
     100        University of Vermont                                          3.375      07/01/2001        8.33               93
   1,175        University of Vermont                                          3.000      07/01/2019        9.06              707
     200        University of Washington                                       3.500      08/01/2002        9.07              178
     253        University of Washington                                       3.000      08/01/2003        9.06              217
   1,570        University Student Co-Operative Association                    3.000      04/01/2019       10.70              868
      49        Ursinus College                                                3.000      10/01/2000       10.86               45
     487        Utica College                                                  3.000      11/01/2009       10.53              340
                -------------- V -------------
     445        Vermont State College                                          3.000      06/01/2008        9.02              337
     253        Vermont State College                                          3.000      07/01/2014        9.30              165
   1,170        Villanova University                                           3.000      04/01/2019       10.70              647
   3,770        Vincennes University                                           3.000      06/01/2023        9.02            2,121
   2,507        Virginia Commonwealth University                               3.000      06/01/2011       10.01            1,681
     890        Virginia Commonwealth University                               3.000      06/01/2004       10.08              723
     321        Virginia Wesleyan College                                      3.000      11/01/2009       10.54              228
     190        Virginia Wesleyan College                                      3.000      11/01/2010       10.51              129
                -------------- W -------------
      10        Waldorf College                                                3.125      07/01/2000       10.97                9
     209        Waldorf College                                                3.000      07/01/2005       10.77              162
      29        Wartburg College                                               3.500      10/01/2001       10.87               26
     157        Wartburg College                                               3.750      04/01/2011       11.00              109
     650        Washington State University                                    3.625      04/01/2004       10.02              558
     420        Washington State University                                    3.750      04/01/2004       10.03              362
     680        Washington State University                                    3.375      04/01/2003       10.02              598
     147        Washington University                                          3.500      10/01/2001       10.91              135
     224        Wesley College                                                 3.375      05/01/2013       10.88              149
      61        West Kern Junior College District                              3.625      04/01/2004       10.73               52
     470        West Valley College                                            3.000      04/01/2009       10.50              339
      43        West Virginia Wesleyan College                                 2.875      05/01/2000       11.56               41
     457        West Virginia Wesleyan College                                 3.000      05/01/2015       10.75              279
     334        Western Carolina University                                    3.625      05/01/2003       10.75              295
     135        Western Washington University                                  3.500      10/01/2001       10.18              122
     520        Western Washington University                                  3.625      10/01/2004       10.18              432
     390        Western Washington University                                  3.750      10/01/2005       10.19              317

   The accompanying notes are an integral part of these financial statements

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1999

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                   Stated                      Internal        Amortized
 Principal                                                                   Interest      Maturity       Rate of        Cost (Notes
  Balance                    Description                                      Rate %         Date         Return %       1 and 2)
-----------     ----------------------------------------------             -----------    ----------      --------       -----------
     $27        Westmoreland Hospital Association                              3.500      07/01/2001       10.98              $24
     830        Wheaton College                                                3.500      04/01/2013       10.70              546
     180        Wheeling College                                               3.500      05/01/2001       11.23              167
      76        Wheeling College                                               3.000      11/01/2007       10.59               56
      26        Wheelock College                                               3.000      05/01/2011       10.23               18
      17        Wichita State University                                       3.000      10/01/2000        9.29               16
     775        Wittenberg University                                          3.000      05/01/2015       10.76              470
     235        Wittenberg University                                          3.000      11/01/2017       10.39              135
      46        Wooster Business College                                       3.000      03/30/2009       10.88               33
      79        Worcester Polytechnic Institute                                3.375      04/01/2001       11.57               73
     639        Wright State University                                        3.000      05/01/2009        9.89              479
                -------------- Y -------------
     361        York Hospital                                                  3.000      05/01/2020       10.64              198
                                                                                                                    --------------
---------
 197,269        Total College and University Loans                                                                        135,591
---------

                Allowance for Loan Losses                                                                                   1,132

                                                                                                                    --------------
                Net Loans of the Trust                                                                                    134,459
                                                                                                                    --------------

                INVESTMENT AGREEMENTS (13.3%)
                -----------------------------
                Morgan Guaranty Trust Company -
   3,768          Liquidity Fund                                               7.750      06/01/2018       7.750            3,768
                Morgan Guaranty Trust Company -
  16,796          Revenue Fund                                                 7.050      06/01/2018       7.050           16,796
                                                                                                                    --------------
---------
  20,564        Total Investment Agreements                                                                                20,564
---------                                                                                                           --------------
---------                                                                                                           --------------
$217,833        Total Investments (100.0%)                                                                               $155,023
=========                                                                                                           ==============

   The accompanying notes are an integral part of these financial statements
                                                                              32